Note 8 - Provision for Income Taxes (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Operating Loss Carryforwards	$ 95.2
Operating Loss Carryforwards Subject to Expiration	62.8
Operating Loss Carryforwards Not Subject to Expiration	$ 32.4
Open Tax Year	2021 2022 2023 2024 2025